Fair Value Measurement - Foreclosed Assets that were Re-measured and Reported at Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Beginning balance	$ 1,927	$ 1,674	$ 1,548
Carrying value of foreclosed assets prior to acquisition	986	1,816	1,535
Proceeds from sale of foreclosed assets	(344)	(1,118)	(908)
Charge-offs recognized in the allowance for loan loss	(117)	(237)	(361)
Losses included in non-interest expense	(716)	(208)	(140)
Fair value	$ 1,736	$ 1,927	$ 1,674